UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Scopia Fund Management LLC
Address:          152 West 57th St
                  New York, NY 10019


Form 13F File Number: 28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeremy Mindich
Title:   Managing Director
Phone:   212-370-0303

Signature, Place, and Date of Signing:

      /s/ Jeremy Mindich       New York, NY          May 15, 2012
     ---------------------    --------------     -------------------
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      $2,197,851
                                             -----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13 F File Number           Name

Scopia Fund Management, LLC
FORM 13F
30-Mar-12

                                                                                                   Voting Authority
                                                                                                   ----------------
                                                           Value      Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                 Title of class   CUSIP      (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared None
----------------------------   --------------   -----      --------   -------  ---  ----  -------  --------    ----  ---------------
AEROFLEX HLDG CORP             COM              007767106      2507    225014  SH         Sole        225014
ALLOS THERAPEUTICS INC         COM              019777101      8743   5907483  SH         Sole       5907483
AMERICAN SUPERCONDUCTOR CORP   COM              030111108       962    233436  SH         Sole        233436
BHP BILLITON LTD               SPONSORED ADR    088606108     33789    466700  SH   PUT   Sole        466700
CATERPILLAR INC DEL            COM              149123101    165809   1556600  SH   PUT   Sole       1556600
CISCO SYS INC                  COM              17275r102     79907   3778086  SH         Sole       3778086
CISCO SYS INC                  COM              17275r102     27768   1312900  SH   CALL  Sole       1312900
CISCO SYS INC                  COM              17275r102     16211    766500  SH   CALL  Sole        766500
DIAMOND FOODS INC              COM              252603105      2264     99220  SH         Sole         99220
EMERGENT BIOSOLUTIONS INC      COM              29089q105     36985   2311562  SH         Sole       2311562
EXPEDIA INC DEL                COM              30212p303     54319   1624357  SH         Sole     1624357.5
GEO GROUP INC                  COM              36159r103    161309   8485492  SH         Sole       8485492
G-III APPAREL GROUP LTD        COM              36237h101     14749    518983  SH         Sole        518983
HOMEAWAY INC                   COM              43739q100      4272    168642  SH         Sole        168642
INTEL CORP                     COM              458140100    168372   5988700  SH   PUT   Sole       5988700
INTERMUNE INC                  COM              45884x103      7717    526048  SH         Sole        526048
JUNIPER NETWORKS INC           COM              48203r104     71770   3136806  SH         Sole       3136806
MACYS INC                      COM              55616p104     79125   1991566  SH         Sole       1991566
MEDIVATION INC                 COM              58501n101    200753   2686745  SH         Sole       2686745
MOMENTA PHARMACEUTICALS INC.   COM              60877t100     78214   5105373  SH         Sole       5105373
NCR CORP NEW                   COM              62886e108     95457   4396922  SH         Sole       4396922
NETAPP INC                     COM              64110d104     20407    455815  SH         Sole        455815
NORDION INC                    COM              65563c105     46738   4808471  SH         Sole       4808471
OMNIVISION TECHNOLOGIES INC    COM              682128103      2761    138067  SH         Sole        138067
PHARMERICA CORP                COM              71714f104     22198   1785857  SH         Sole       1785857
PHH CORP                       COM NEW          693320202     86103   5565814  SH         Sole       5565814
PHH CORP                       NOTE 6.000% 6/1  693320aq6     29400  20000000  PRN        Sole      20000000
PLAINS EXPL& PRODTN CO         COM              726505100     49718   1165710  SH         Sole       1165710
POLYPORE INTL INC              COM              73179v103     13055    371295  SH         Sole        371295
QLT INC                        COM              746927102      2455    350770  SH         Sole        350770
SEATTLE GENETICS INC           COM              812578102      4014    196965  SH         Sole        196965
SPDR S&P 500 ETF TR            TR UNIT          78462f103     78459    557200  SH   PUT   Sole        557200
SPDR S&P 500 ETF TR            TR UNIT          78462f103     56324    400000  SH   PUT   Sole        400000
SPDR S&P 500 ETF TR            TR UNIT          78462f103     56324    400000  SH   PUT   Sole        400000
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    219023   8954363  SH         Sole       8954363
SUNRISE SENIOR LIVING INC      COM              86768k106     36279   5740380  SH         Sole       5740380
TEXAS ROADHOUSE INC            COM              882681109      7050    423723  SH         Sole        423723
TFS FINL CORP                  COM              87240r107     52780   5555753  SH         Sole       5555753
TRIPADVISOR INC                COM              896945201      7960    223163  SH         Sole        223163
VERTEX PHARMAEUTICALS INC      COM              92532f100      2965     72312  SH         Sole         72312
XEROX CORP                     COM              984121103     92836  11496749  SH         Sole      11496749